Subsequent Events - Discontinued Operations, Assets Held for Sale and Asset Sale Transaction - Components of Income of Discontinued Operations (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Expenses
Net loss from discontinued operations, net of tax effect	$ (1,235,000)	$ (973,000)	$ (3,049,000)	$ (4,136,000)	$ (5,327,594)	$ (6,168,480)
CoSense and NFI [Member] | Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Product revenue					1,450,788	219,917
Government grant revenue						387,555
Total revenue	61,000	329,000	702,000	1,166,000	1,450,788	607,472
Cost of product revenue	237,000	399,000	769,000	1,288,000	1,509,306	352,683
Gross profit loss	(176,000)	(70,000)	(67,000)	(122,000)	(58,518)	254,789
Expenses
Research and development	573,000	423,000	1,946,000	2,273,000	2,937,662	4,536,244
Sales and marketing	37,000	342,000	220,000	1,454,000	1,630,591	1,737,470
General and administrative	204,000	138,000	600,000	314,000	659,227	149,555
Total expenses	814,000	903,000	2,766,000	4,041,000	5,227,480	6,423,269
Operating loss	(990,000)	(973,000)	(2,833,000)	(4,163,000)	(5,285,998)	(6,168,480)
Other income (expense)	(37,000)		(8,000)		(19,896)
Net loss from discontinued operations, net of tax effect	$ (1,235,000)	$ (973,000)	$ (3,049,000)	$ (4,136,000)	$ (5,327,594)	$ (6,168,480)